Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013
Current Assets:
Cash	$ 89,283	$ 2,000
Prepaid expenses	3,182
Total current assets	92,465	2,000
Other assets
Deposit	48,000
Total assets	140,465	2,000
Current liabilities
Accrued interest - related party	3,077
Accrued liabilities	15,500	1,200
Note payable - related party	28,676
Total current liabilities	47,253	1,200
Note payable - related party, net of current portion	129,117
Total liabilities	176,370	1,200
Stockholders' equity (deficit)
Preferred stock, $0.0001 par value, 20,000,000 shares authorized; none outstanding
Common stock, $0.0001 par value, 100,000,000 shares authorized; 14,565,000 and 20,000,000 shares issued and outstanding as of March 31, 2014 and December 31, 2013, respectively	1,457	2,000
Stock subscription receivable	(457)
Additional paid-in capital	75,700	700
Deficit accumulated during the development stage	(112,605)	(1,900)
Total stockholders' equity (deficit)	(35,905)	800
Total Liabilities and Stockholders' Equity	$ 140,465	$ 2,000